NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2018
Disclosure of claims and benefits incurred [Abstract]
Disclosure of claims and benefits incurred explanatory [text block]
25	NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS

This item consists of the following:

	2018
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Gross claims, Note 15(b)	737,982	562,440	307,182	1,607,604
Ceded claims, Note 9(b)	(101,115)	(257,072)	(9,782)	(367,969)
Net insurance claims	636,867	305,368	297,400	1,239,635

	2017
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 15(b)	646,026	661,108	294,557	1,601,691
Ceded claims, Note 9(b)	(79,845)	(391,263)	(12,279)	(483,387)
Net insurance claims	566,181	269,845	282,278	1,118,304

	2016
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims	618,274	351,227	274,902	1,244,403
Ceded claims, Note 9(b)	(28,128)	(106,450)	(10,920)	(145,498)
Net insurance claims	590,146	244,777	263,982	1,098,905